STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments:
Investments at fair value (see Note 3)	$ 3,380,706,713	$ 2,966,458,198
Investments at contract value (see Note 4)	152,477,585	151,468,790
Total participant-directed investments	3,533,184,298	3,117,926,988
Receivables:
Notes from participants	752,477	1,681,850
Participant contributions	5,289,842	5,476,314
Employer contributions	2,431,243	2,523,291
Total receivables	8,473,562	9,681,455
NET ASSETS AVAILABLE FOR BENEFITS	$ 3,541,657,860	$ 3,127,608,443